ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	September 30,	December 31,
	2021	2020
Property and equipment payables	$89,769	$49,161
Interest expenses payable	24,807	45,737
Operating expense and other accruals and liabilities	13,922	20,650
Advance customer deposits and ticket sales	2,440	2,403
Operating lease liabilities	886	995

	$131,824	$118,946